497(e)
                                                                      333-160951

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 24, 2010 TO THE MAY 1, 2010 PROSPECTUSES FOR RETIREMENT CORNERSTONE(SM) SERIES B, SERIES L AND SERIES CP(SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2010, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A.   The following information has been added to the state table in "Appendix
     IV -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:


-----------------------------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                                      AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
OREGON              QP contracts                                                Not Available
(Applicable under
Series B, Series L  Automatic investment program                                Not Available
and Series CP(SM)
contracts only)     See "We require that the following types of                 The following is added:
                    communications be on specific forms we provide for that     (18) requests for required minimum distributions,
                    purpose:" in "Who is AXA Equitable?"                        other than pursuant to our automatic RMD service.

                    See How "Lifetime required minimum distribution with-"      Additional contributions are limited to the first
                    drawals under "Withdrawing your account value" in  your     year after the contract issue date only. Additional
                    "Accessing money"                                           contributions are not permitted to Series B or
                                                                                Series L Inherited IRA contracts, even from properly
                                                                                titled sources.

                    See "Lifetime required minimum distribution withdrawals"    The following replaces the last paragraph: We
                    under "Withdrawing your account value" in Accessing your    generally will not impose a withdrawal charge on
                    money"                                                      minimum distribution withdrawals even if you are not
                                                                                enrolled in our automatic RMD service, except if,
                                                                                when added to a lump sum withdrawal previously taken
                                                                                in the same contract year, the minimum distribution
                                                                                withdrawals exceed the free withdrawal amount. In
                                                                                order to avoid a withdrawal charge in connection
                                                                                with minimum distribution withdrawals outside of our
                                                                                automatic RMD service, you must notify us using our
                                                                                withdrawal request form. Such minimum distribution
                                                                                withdrawals must be based solely on your contract's
                                                                                Total account value.
------------------------------------------------------------------------------------------------------------------------------------


IM-10-17 (5/10)                                      Catalog No. 145328 (5/10)
RC/NB                                                                    x03127

-----------------------------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                                      AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
OREGON          See "Selecting an annuity payout option" under "Your            You can choose the date annuity payments begin, but
(CONTINUED)     annuity payout options" in "Accessing your money"               it may not be earlier than seven years from the
                                                                                Series B contract issue date, four years from the
                                                                                Series L contract issue date, or nine years from the
                                                                                Series CP(SM) contract issue date.

                                                                                No withdrawal charge is imposed if you select a
                                                                                non-life contingent period certain payout annuity.

                                                                                If the payout annuity benefit is based on the age or
                                                                                sex of the owner and/or annuitant, and that
                                                                                information is later found not to be correct, we
                                                                                will adjust the payout annuity benefit on the basis
                                                                                of the correct age or sex. We will adjust the number
                                                                                or amount of payout annuity benefit payments, or any
                                                                                amount of the payout annuity benefit payments, or
                                                                                any amount used to provide the payout annuity
                                                                                benefit, or any combination of these approaches. If
                                                                                we have overpaid you, we will charge that
                                                                                overpayment against future payments, while if we
                                                                                have underpaid you, we will add additional amounts
                                                                                to future payments. Our liability will be limited to
                                                                                the correct information and the actual amounts used
                                                                                to provide the benefits.

                See "Disability, terminal illness, or confinement to nursing    Items (i) and (iii) under this section are deleted
                home" under "Withdrawal charge" in "Charges and expenses        in their entirety.

                See "Misstatement of age" in "More information"                 The following replaces the first paragraph:

                                                                                If the age of any person upon whose life an optional
                                                                                Guaranteed minimum death benefit depends has been
                                                                                misstated, any benefits will be those which would
                                                                                have been purchased at the correct age. Therefore,
                                                                                if an optional Guaranteed minimum death benefit
                                                                                rider was elected by such person, the optional
                                                                                Guaranteed minimum death benefit rider will be
                                                                                adjusted based on the correct age.

                See "Transfers of ownership, collateral assignments, loans      Collateral assignments are not limited to the period
                and borrowing" in "More information"                            prior to the first contract date anniversary. You
                                                                                may assign all or a portion of the value of your NQ
                                                                                contract at any time, pursuant to the terms
                                                                                described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------

RETIREMENT CORNERSTONE(SM) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). RETIREMENT CORNERSTONE SERIES CP(SM) IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA
     ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 24, 2010 TO THE MAY 1, 2010 PROSPECTUSES FOR RETIREMENT CORNERSTONE(SM) SERIES B, SERIES L, SERIES CP(SM) AND SERIES C

--------------------------------------------------------------------------------


This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2010, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix IV -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:

------------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS                                              AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   Beneficiary continuation option (IRA)                              Not Available

              IRA and Roth IRA                                                   Available for direct rollovers from U.S. source
                                                                                 401(a) plans and direct transfers from the same
                                                                                 type of U.S. source IRAs.

              QP (Defined Benefit) contracts (For Series B, Series CP(SM) and    Not Available
              Series L contracts only)

              See "Purchase considerations for a charitable remainder            We do not offer Retirement Cornerstone(SM) Series
              trust" under "Owner and annuitant requirements" in                 contracts to charitable remainder trusts in Puerto
              "Contract features and benefits"                                   Rico.

              See "How you can contribute to your contract" in "Contract         Specific requirements for purchasing QP contracts
              features and benefits" (For Series B, Series CP(SM) and Series L   in Puerto Rico are outlined below in "Purchase
              contracts only)                                                    considerations for QP (Defined Contribution)
                                                                                 contracts in Puerto Rico".

              See "Exercise rules" under "Guaranteed minimum income              Exercise restrictions for the GIB on a Puerto Rico
              benefit" in "Contract features and benefits" (For Series B,        QPDC contract are described below, under "Purchase
              Series CP(SM) and Series L contracts only)                         considerations for QP (Defined Contribution)
                                                                                 contracts in Puerto Rico", and in your contract.

              See "Lifetime required minimum distribution withdrawals"           This option is not available with QPDC contracts.
              under "Withdrawing your account value" in "Accessing your
              money" (For Series B, Series CP(SM) and Series L contracts only)

              See "Income Manager(R) payout options" under "Your                 This payout option is not available with QPDC
              annuity payout options" in "Accessing your money" (For             contracts.
              Series B, Series CP(SM) and Series L contracts only)

              See "Transfers of ownership, collateral assignments, loans         Transfers of ownership of QP contracts are governed
              and borrowing" in "More information" (For Series B, Series         by Puerto Rico law. Please consult your tax, legal
              CP(SM) and Series L contracts only)                                or plan advisor if you intend to transfer ownership
                                                                                 of your contract.
------------------------------------------------------------------------------------------------------------------------------------


IM-10-18 (5/10)                                      Catalog No. 145329 (5/10)
RC/NB                                                                    x03128

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                       AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     "Purchase considerations for QP (Defined Contribution)      PURCHASE CONSIDERATIONS FOR QP (DEFINED
(CONTINUED)     contracts in Puerto Rico" -- this section replaces          CONTRIBUTION) CONTRACTS IN PUERTO RICO:
                "Appendix I: Purchase considerations for QP contracts" in   Trustees who are considering the purchase of a
                this Prospectus. (For Series B, Series CP(SM) and Series L  Retirement Cornerstone(SM) Series QP contract in
                contracts only)                                             Puerto Rico should discuss with their tax, legal
                                                                            and plan advisors whether this is an appropriate
                                                                            investment vehicle for the employer's plan.
                                                                            Trustees should consider whether the plan
                                                                            provisions permit the investment of plan assets in
                                                                            the QP contract, the Guaranteed income benefit, and
                                                                            the payment of death benefits in accordance with
                                                                            the requirements of Puerto Rico income tax rules.
                                                                            The QP contract and this Prospectus should be
                                                                            reviewed in full, and the following factors, among
                                                                            others, should be noted.


                                                                            LIMITS ON CONTRACT OWNERSHIP:
                                                                            o The QP contract is offered only as a funding
                                                                              vehicle to qualified plan trusts of single
                                                                              participant defined contribution plans that are
                                                                              tax-qualified under Puerto Rico law, not United
                                                                              States law. The contract is not available to US
                                                                              qualified plans or to defined benefit plans
                                                                              qualifying under Puerto Rico law.
                                                                            o The QP contract owner is the qualified plan
                                                                              trust. The annuitant under the contract is the
                                                                              self-employed Puerto Rico resident, who is the sole
                                                                              plan participant.
                                                                            o This product should not be purchased if the
                                                                              self-employed individual anticipates having
                                                                              additional employees become eligible for the plan.
                                                                              We will not allow additional contracts to be issued
                                                                              for participants other than the original business
                                                                              owner.
                                                                            o If the business that sponsors the plan adds
                                                                              another employee, no further contributions may be
                                                                              made to the contract. If the employer moves the
                                                                              funds to another funding vehicle that can
                                                                              accommodate more than one employee, this move could
                                                                              result in surrender charges, if applicable, and the
                                                                              loss of guaranteed benefits in the contract.

                                                                            LIMITS ON CONTRIBUTIONS:
                                                                            o All contributions must be direct transfers from
                                                                              other investments within an existing qualified plan
                                                                              trust.
                                                                            o Employer payroll contributions are not accepted.
                                                                            o Only one additional transfer contribution may be
                                                                              made per contract year.
                                                                            o Checks written on accounts held in the name of
                                                                              the employer instead of the plan or the trustee
                                                                              will not be accepted.
                                                                            o As mentioned above, if a new employee becomes
                                                                              eligible for the plan, the trustee will not be
                                                                              permitted to make any further contributions to the
                                                                              contract established for the original business
                                                                              owner.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                       AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                 LIMITS ON PAYMENTS:
(CONTINUED)                                                                 o Loans are not available under the contract.
                                                                            o All payments are made to the plan trust as owner,
                                                                              even though the plan participant/annuitant is the
                                                                              ultimate recipient of the benefit payment.
                                                                            o AXA Equitable does no tax reporting or
                                                                              withholding of any kind. The plan administrator or
                                                                              trustee will be solely responsible for performing
                                                                              or providing for all such services.
                                                                            o AXA Equitable does not offer contracts that
                                                                              qualify as IRAs under Puerto Rico law. The plan
                                                                              trust will exercise the GIB and must continue to
                                                                              hold the supplementary contract for the duration of
                                                                              the GIB payments.

                                                                            PLAN TERMINATION:
                                                                            o If the plan participant terminates the business,
                                                                              and as a result wishes to terminate the plan, the
                                                                              trust would have to be kept in existence to receive
                                                                              payments. This could create expenses for the plan.
                                                                            o If the plan participant terminates the plan and
                                                                              the trust is dissolved, or if the plan trustee
                                                                              (which may or may not be the same as the plan
                                                                              participant) is unwilling to accept payment to the
                                                                              plan trust for any reason, AXA Equitable would have
                                                                              to change the contract from a Puerto Rico QP to NQ
                                                                              in order to make payments to the individual as the
                                                                              new owner. Depending on when this occurs, it could
                                                                              be a taxable distribution from the plan, with a
                                                                              potential tax of the entire account value of the
                                                                              contract. Puerto Rico income tax withholding and
                                                                              reporting by the plan trustee could apply to the
                                                                              distribution transaction.
                                                                            o If the plan trust is receiving GIB payments and
                                                                              the trust is subsequently terminated, transforming
                                                                              the contract into an individually owned NQ
                                                                              contract, the trustee would be responsible for the
                                                                              applicable Puerto Rico income tax withholding and
                                                                              reporting on the present value of the remaining
                                                                              annuity payment stream.
                                                                            o AXA Equitable is a U.S. insurance company,
                                                                              therefore distributions under the NQ contract could
                                                                              be subject to United States taxation and
                                                                              withholding on a "taxable amount not determined"
                                                                              basis.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                       AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Tax information-- special rules for NQ contracts            Income from NQ contracts we issue is U.S. source. A
(CONTINUED)                                                                 Puerto Rico resident is subject to U.S. taxation on
                                                                            such U.S. source income. Only Puerto Rico source
                                                                            income of Puerto Rico residents is excludable from
                                                                            U.S. taxation. Income from NQ contracts is also
                                                                            subject to Puerto Rico tax. The calculation of the
                                                                            taxable portion of amounts distributed from a
                                                                            contract may differ in the two jurisdictions.
                                                                            Therefore, you might have to file both U.S. and
                                                                            Puerto Rico tax returns, showing different amounts
                                                                            of income from the contract for each tax return.
                                                                            Puerto Rico generally provides a credit against
                                                                            Puerto Rico tax for U.S. tax paid. Depending on
                                                                            your personal situation and the timing of the
                                                                            different tax liabilities, you may not be able to
                                                                            take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------

RETIREMENT CORNERSTONE(SM) SERIES IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). RETIREMENT CORNERSTONE SERIES CP(SM) IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA
     ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

4